Receivables - Summary of Receivables (Detail) - EUR (€)	Jun. 30, 2026	Dec. 31, 2025
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 4,199,257	€ 3,994,384
VAT receivables	1,070,746	556,739
Total	€ 5,270,003	€ 4,551,123